Financial Risk Management - Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income (Details) (Detail) - Price risk [member] $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Positive variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income/(loss) for fiscal year ended December 31, 2018	$ 2,605
Negative variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income/(loss) for fiscal year ended December 31, 2018	$ (2,605)
U.S. Dollar [member] | Positive variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against U.S. dollar	10.00%
U.S. Dollar [member] | Negative variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against U.S. dollar	(10.00%)